Share of profit/loss from investments accounted for using the equity method	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Share of profit/loss from investments accounted for using the equity method	Share of profit/loss from investments accounted for using the equity method
The line item Share of profit/(loss) from investments accounted for using the equity method comprises:

(€ million)	2021	2020	2019
Regeneron(a)	—	343	245
BMS co-promotion entities(b)	—	1	5
Other investments accounted for using the equity method	39	15	5
Total	39	359	255
(a) Following the transaction of May 29, 2020 as described in Note D.2., which resulted in the divestment of 22.8 million Regeneron shares, Sanofi no longer exercises significant influence over Regeneron. The 2020 figure presented represents Sanofi’s equity-accounted share of Regeneron’s net profits up to and including that date.
(b) On February 28, 2020, Sanofi acquired from Bristol-Myers Squibb the remaining 50.1% equity interest not yet held by Sanofi in the three partnerships that organize the commercialization of Plavix® in the United States and Puerto Rico, for a total consideration of $12 million. This acquisition was accounted for in accordance with IFRS 3 (Business Combinations).